PGIM Quant Solutions Mid-Cap Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	109 Months Ended		110 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	[3],[4]
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88% [1]	14.42% [1]	15.24%	[1],[2]	15.24%
S&P MidCap 400 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	9.12%	9.83%	[2]
R6
Prospectus [Line Items]
Average Annual Return, Percent		7.09%	10.60%	8.88%
Performance Inception Date	Nov. 17, 2016
R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.97%	6.55%	6.27%
Performance Inception Date	Nov. 17, 2016
R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.56%	7.21%	6.34%
Performance Inception Date	Nov. 17, 2016

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[4]	The Fund compares its performance against this broad-based index in response to regulatory requirements.